Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Fixed maturities, available for sale at amortized cost	$ 29,612	$ 27,310	$ 24,903
Equity securities, available for sale at cost	440	447	489
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ 738	$ 420	$ 294
Common Stock, par value (USD per share)	$ 12.50	$ 12.50	$ 12.50
Common Stock, shares authorized	1,200,000	1,200,000	1,200,000
Common Stock, shares issued	201,000	201,000	201,000
Common Stock, shares outstanding	201,000	201,000	201,000
Deferred policy acquisition costs
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (465)	$ (273)	$ (233)
Annuity benefits accumulated
Unrealized gains (losses) included in Balance Sheet line items related to the impact of unrealized gains on securities	$ (141)	$ (78)	$ (64)